May 10, 2006
Ms. Barbara C. Jacobs
Assistant Director
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	E Energy Adams, LLC

Pre-Effective Amendment No. 4 to the Registration Statement on Form SB-2

Filed April 13, 2006

Registration No. 333-128902
Dear Ms. Jacobs:
     We are in receipt of your letter dated May 4, 2006, providing comments on our Pre-Effective Amendment No. 4 to the Form SB-2 registration statement as filed on April 13, 2006. We have reviewed your comments and the purpose of this letter is to provide our responses to your comments. In order to facilitate your review of our responses and the corresponding revisions to our registration statement, set forth below is each of your comments in chronological order immediately followed by our response. In addition, we are enclosing a redlined Pre-Effective Amendment No. 5 to Form SB-2, which tracks all of the revisions made pursuant to your comments as well as additional changes and supplements, which we identify and explain at the conclusion of the following comments and responses.
Form SB-2/A
General
1. We note your revised disclosure on page 15 that you have loaned approximately $135,000 to E Energy Auburn, LLC, an entity owned by three of your current officers and one director. However, it is unclear why this transaction is not disclosed as a related party transactions and no exhibit memorializing this agreement is filed as an exhibit to the registration statement. See Item 404(a) of Regulation S-B. Please also tell us how you intend to comply with Section 13(k) of the Exchange Act.

RESPONSE: The registrant, E Energy Adams, LLC, was not the entity that made the loan to E Energy Auburn, LLC. The Entity that made the loan to E Energy Auburn is called E Energy Group, LLC, which is owned by four (4) directors of E Energy Adams. Therefore, the loan from E Energy Group to E Energy Auburn was not in violation of Section 13(k) of the Exchange Act. We did not disclose this as a related party transaction because E Energy Adams was not a party to the transaction. We disclosed this under the section entitled Risks Related to Conflicts of Interest due to the potential conflict of interest of the four directors of E Energy Adams that are involved with the Auburn project.
2. Please refer to prior comment 2 from our letter dated April 6, 2006. We note the inclusion of PRX Geographic as an expert on page 90 and the consent filed as exhibit 23.4. However, we were unable to locate similar disclosure for Holbrook Consulting Services, LLC. Please revise to provide the required disclosure or advise us as to why such disclosure is not necessary.
RESPONSE: We have revised our disclosure to include Holbrook Consulting Services, LLC as an expert and have filed the consent of Holbrook Consulting Services, LLC as exhibit 23.5 with this Pre-Effective Amendment number 5.
Estimated Sources of Funds, page 33
3. In the paragraph preceding your table, you state that 2, 393 units are used as one scenario because it is in the best interests of the company to finance the project using $35.53 million in equity proceeds and $49.5 million in debt financing. However, these values do not match those given in the second scenario of your table. Please revise or advise.
RESPONSE: As requested, we have revised the values stated in the paragraph preceding the table to match those given in the second scenario.
Federal Income Tax Consequences of Owning Our Units, page 80
4. Please refer to comment 5 from our letter dated April 6, 2006. It appears that the only material tax consequence to which counsel is opining is that you will be treated as a partnership for federal income tax purposes. In addition, we note that in Exhibit 8.1, you state that this section of the prospectus addresses “all material federal income tax consequences to prospective Unit holders.” Please confirm to us that the company’s treatment as a partnership is the only material tax consequence of owning and disposing units in your company. If not, please revise to disclose all material tax consequences.
RESPONSE: We have modified our disclosure to clarify that the sole material tax consequence on which counsel is opining is the Company’s classification as a partnership for federal income tax purposes which means that investors, as unit holders, will be taxed on their share of our income, gains, losses and deductions regardless of whether they receive any cash distributions. All other discussion contained in the section entitled,

“Federal Income Tax Consequences” is an expression of our tax counsel’s professional judgment regarding the general federal income tax consequences of owning our units.
Part II
Exhibit 8.1
5. Please provide a dated tax opinion with your next amendment.
RESPONSE: We have provided the dated tax opinion as requested with this Pre-Effective Amendment No. 5 to our registration statement on Form SB-2.
6. Please revise your opinion to state that the statements set forth under the heading “Federal Income Tax Consequences of Owning our Units” is counsel’s opinion, not that it reflects counsel’s opinion. Again, we reiterate that “all statements as to matters of law and legal conclusions” should be identified, since not all potential investors may be familiar with what is or is not a matter of law or legal conclusion. Additionally, please revise the sentence that the referenced section of the prospectus “also addresses” all material federal income tax consequences to state that such section “is the opinion of counsel” on all material federal income tax consequences to prospective Unit holders of the ownership and disposition of Units.
RESPONSE: Our tax counsel has revised its opinion as requested and the revised opinion is being filed with this Pre-Effective Amendment No. 5 to our registration statement on Form SB-2.
Non-Substantive Revisions
In addition to the above revisions, we also made numerous minor formatting, grammar-related, and/or typographical revisions, none of which altered the substance of our registration statement.
Status of Review of Form SB-2 by Florida, Iowa, Kansas, Missouri, Nebraska, South Dakota, and Wisconsin Securities Departments

Florida:	Pending.

Iowa:	Pending.

Kansas:	Pending.

Missouri:	Pending.

Nebraska:	Pending.

South Dakota:	Pending.

Wisconsin:	Pending.

Sincerely,

E ENERGY ADAMS, LLC

By:	/s/ Jack Alderman

Jack Alderman, Chairman and President
Enclosures

cc:	Jack Herstein, Nebraska Bureau of Securities

Thomas E. Alberts, Iowa Securities Bureau

Earl Saulter, Florida Office of Financial Regulation

Patrick Morgan, Missouri Securities Division

Leonore Friez, South Dakota Division of Securities

Mary Wells, Wisconsin Department of Financial Institutions

Lynn Hammes, Office of the Kansas Securities Commissioner